UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from March 1, 2016 to March 31, 2016

Commission File Number of issuing entity: 333-180147-09

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2014-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180147

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

90-6229846

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No   ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Santander Consumer USA Inc. is a wholly-owned subsidiary of Santander Consumer USA Holdings Inc., a Delaware corporation (“SC Holdings”). SC Holdings filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2015 (the “2015 Form 10-K”) after the extended filing deadline. SC Holdings identified certain material weaknesses in internal control over financial reporting in Item 9A of the 2015 Form 10-K. Certain of these material weaknesses involve the failure of controls to operate effectively, resulting in misstatements in SC Holdings’ filed financial statements as of for the years ended December 31, 2014 and 2013, and interim periods in 2015 and 2014. The errors and resulting corrections to annual financial statements are described in Note 1 to the consolidated financial statements included in Item 8 of the 2015 Form 10-K, with corrections to interim periods shown in Item 9B of the 2015 Form 10-K. Additional information about SC Holdings, including information contained in required annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, is on file with the Securities and Exchange Commission under the name “Santander Consumer USA Holdings Inc.” and file number 001-36270.

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1     Monthly Servicer’s Certificate dated April 11, 2016

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: April 11, 2016
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2014-1
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

	By:	/s/ Jennifer M. Davis
Name: Jennifer M. Davis
Title: Deputy CFO

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate dated April 11, 2016

3